G4 Employee information (Tables)	12 Months Ended
Dec. 31, 2022
Number and average number of employees [abstract]
Summary of Average Number of Employees
Employee numbers, wages and salaries

Average number of employees by gender and market area
	2022			2021
	Women	Men	Total	Women	Men	Total
South East Asia, Oceania and India	5,700	20,902	26,602	5,470	20,828	26,298
North East Asia	4,376	8,711	13,087	4,579	9,323	13,902
North America	2,471	8,415	10,886	2,269	7,999	10,268
Europe and Latin America 1)	12,017	34,637	46,654	11,581	34,336	45,917
Middle East and Africa	883	3,629	4,512	823	3,549	4,372
Total	25,447	76,294	101,741	24,722	76,035	100,757
1) Of which in EU	9,006	26,259	35,265	8,728	25,971	34,699
Of which in Sweden	3,408	10,635	14,043	3,173	10,237	13,410

Summary of Number of Employees by Market Area

Number of employees by market area at year-end
	2022	2021
South East Asia, Oceania and India	27,761	26,369
North East Asia	13,207	13,091
North America	11,993	10,344
Europe and Latin America 1)	48,023	47,064
Middle East and Africa	4,545	4,454
Total	105,529	101,322
1) Of which in EU	36,594	35,950
Of which in Sweden	14,481	14,183

Summary of Number of Employees by Gender and Age

Number of employees by gender and age at year-end 2022
	Women	Men	Percent of total
Under 25 years old	1,543	2,435	4%
25–35 years old	9,848	21,790	30%
36–45 years old	8,051	27,595	34%
46–55 years old	5,261	18,646	22%
Over 55 years old	2,229	8,131	10%
Percent of total	26%	74%	100%

Summary of Employee Movements

E mployee movements
	2022	2021
Headcount at year-end	105,529	101,322
Employees who have left the Company	13,028	11,631
Employees who have joined the Company	17,235	12,129
Temporary employees	627	868

Summary of Wages and Salaries and Social Security Expenses

Wages and salaries and social security expenses
(SEK million)	2022	2021
Wages and salaries	73,526	62,823
Social security expenses	15,665	14,639
Of which pension costs	6,316	5,601

Summary of Remuneration to Board Members and Presidents in Subsidiaries
Amounts related to the President and
CEO
and the Executive Leadership Team are included in the table above.

Remuneration to Board members and Presidents in subsidiaries
(SEK million)	2022	2021
Salary and other remuneration	477	572
Of which annual variable remuneration	90	80
Pension costs 1)	34	41
1)	Pension costs are over and above any social security charges and taxes.

Summary of Board Members, Presidents and Group Management by Gender

Board members, Presidents and Group management by gender at year end
	2022		2021
	Women	Men	Women	Men
Parent Company
Board members and President	36%	64%	23%	77%
Group Management	19%	81%	20%	80%

Subsidiaries
Board members and Presidents	20%	80%	21%	79%